OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 7:-	OTHER INTANGIBLE ASSETS, NET

a.          Definite-lived other intangible assets:

	December 31,
	2018	2017
Original amounts:
Core technology	$720,134	$673,291
Customer relationships, backlog and distribution network	393,204	382,031
Trademarks	55,896	56,196

	1,169,234	1,111,518
Accumulated amortization:
Core technology	372,895	315,665
Customer relationships, backlog and distribution network	264,463	225,951
Trademarks	23,644	18,555

	661,002	560,171

Other intangible assets, net	$508,232	$551,347

b.	Amortization expense amounted to $107,179; $118,377 and $58,968 for the years ended December 31, 2018, 2017 and 2016, respectively.

c.	Estimated amortization expense:

For the year ended December 31,

2019	$111,602
2020	104,856
2021	96,834
2022	80,690
2023 and thereafter	114,250

$508,232